Accounts Receivable, Net - Summary of Account Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 228,865	$ 32,727	¥ 197,880
Allowance for credit losses	(59,254)	(8,473)	(45,867)
Total	¥ 169,611	$ 24,254	¥ 152,013